Staff costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff costs
Wages and salaries	SFr 2,959,856	SFr 2,438,448	SFr 1,273,382
Social charges and insurances	315,164	243,232	112,524
Value of share-based services	901,425	1,310,888	719,374
Retirement benefit expenses	220,559	296,247	118,926
Total staff costs	SFr 4,397,004	SFr 4,288,815	SFr 2,224,206